Earnings Per Ordinary Share (“EPS”) (Details) - Schedule of Weighted Average Number of Ordinary Shares in Issue	12 Months Ended
	Jun. 30, 2024 MYR (RM) RM / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2022 MYR (RM) RM / shares shares
Earnings Per Ordinary Share [Abstract]
(Loss)/Profit attributable to Owners of the Company (RM)	RM (54,999,680)	$ (11,647,540)	RM 25,834,757	RM 73,582,501
Weighted average number of ordinary shares in issue	26,437,500	26,437,500	21,999,658	10,000,000
Basic EPS (RM) | (per share)	RM (2.08)	$ (0.44)	RM 1.17	RM 7.36
Profit attributable to Owners of the Company (RM)	RM (54,999,680)	$ (11,647,540)	RM 25,834,757	RM 73,582,501
Weighted average number of ordinary shares in issue	26,437,500	26,437,500	21,999,658	10,000,000
Diluted EPS (RM) | (per share)	RM (2.08)	$ (0.44)	RM 1.17	RM 7.36